Reserve and Related Financial Data - Schedule of Change in Standardized Measure of Discounted Future net Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Oil and Gas Property [Abstract]
Standardized measure of discounted future net cash flows, beginning of the year	$ 316,468	$ 185,752
Sales, less production costs and taxes	(52,278)	(26,711)
Revisions of previous quantity estimates	(22,942)	4,894
Extensions, discoveries and other additions	71,668	56,511
Net change in prices and production costs	71,770	30,565
Accretion of discount	31,713	18,612
Purchase of reserves in place	148,580	79,190
Divestitures of reserves in place		(26,742)
Net change in income Tax	(75,369)	(298)
Timing differences and other	(46,151)	(5,305)
Standardized measure of discounted future net cash flows, end of the year	$ 443,459	$ 316,468